Segmented Information (Summary of Results by Business Segment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of operating segments [line items]
Net interest income (loss)	$ 30,472	$ 29,944
Non-interest income (loss)	26,751	20,746
Total revenue	57,223	50,690
Provision for (recovery of) credit losses	4,253	2,933
Insurance service expenses	6,647	5,014
Non-interest expenses	35,493	29,855
Income (loss) before income taxes and share of net income from investment in Schwab	10,830	12,888
Provision for (recovery of) income taxes	2,691	3,118
Share of net income from investment in Schwab	703	864
Net income (loss)	8,842	10,634
Total assets	2,061,751	1,955,139
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	15,697	14,192
Non-interest income (loss)	4,093	4,125
Total revenue	19,790	18,317
Provision for (recovery of) credit losses	1,755	1,343
Insurance service expenses	0	0
Non-interest expenses	8,010	7,700
Income (loss) before income taxes and share of net income from investment in Schwab	10,025	9,274
Provision for (recovery of) income taxes	2,806	2,586
Share of net income from investment in Schwab	0	0
Net income (loss)	7,219	6,688
Total assets	584,468	560,303
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)	11,600	12,029
Non-interest income (loss)	2,113	2,261
Total revenue	13,713	14,290
Provision for (recovery of) credit losses	1,532	928
Insurance service expenses	0	0
Non-interest expenses	12,615	8,079
Income (loss) before income taxes and share of net income from investment in Schwab	(434)	5,283
Provision for (recovery of) income taxes	200	658
Share of net income from investment in Schwab	709	939
Net income (loss)	75	5,564
Total assets	606,572	561,350
Wealth Management and Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	1,226	1,064
Non-interest income (loss)	12,309	10,566
Total revenue	13,535	11,630
Provision for (recovery of) credit losses	0	1
Insurance service expenses	6,647	5,014
Non-interest expenses	4,285	3,908
Income (loss) before income taxes and share of net income from investment in Schwab	2,603	2,707
Provision for (recovery of) income taxes	648	706
Share of net income from investment in Schwab	0	0
Net income (loss)	1,955	2,001
Total assets	23,217	22,293
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)	582	1,538
Non-interest income (loss)	6,704	4,280
Total revenue	7,286	5,818
Provision for (recovery of) credit losses	317	126
Insurance service expenses	0	0
Non-interest expenses	5,576	4,760
Income (loss) before income taxes and share of net income from investment in Schwab	1,393	932
Provision for (recovery of) income taxes	275	162
Share of net income from investment in Schwab	0	0
Net income (loss)	1,118	770
Total assets	686,795	673,398
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)	1,367	1,121
Non-interest income (loss)	1,532	(486)
Total revenue	2,899	635
Provision for (recovery of) credit losses	649	535
Insurance service expenses	0	0
Non-interest expenses	5,007	5,408
Income (loss) before income taxes and share of net income from investment in Schwab	(2,757)	(5,308)
Provision for (recovery of) income taxes	(1,238)	(994)
Share of net income from investment in Schwab	(6)	(75)
Net income (loss)	(1,525)	(4,389)
Total assets	$ 160,699	$ 137,795